PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
PREFERRED STOCK

NOTE 10 – PREFERRED STOCK

The Company is authorized to issue 10,000,000 shares of Preferred Stock at $0.001 par value per share with the following designations.

Series A Redeemable Preferred Stock

On September 21, 2020, the Company created a series of Preferred Stock designating 2,000,000 shares as Series A Redeemable Preferred Stock ranks senior to the Company’s Common Stock upon the liquidation, dissolution or winding up of the Company. The Series A Preferred Stock does not bear a dividend or have voting rights and is not convertible into shares of our Common Stock.

Series B Preferred Stock

On December 14, 2020, the Company designated 2,000,000 shares of its authorized preferred stock as Series B Convertible, Non-voting Preferred Stock (the “Series B Preferred Stock”). The Series B Preferred Stock does not bear a dividend or have voting rights. The Series B Preferred Stock automatically converted into shares of common stock on January 1, 2023, at the rate of 10 shares of common stock for each share of Series B Preferred Stock; however, due to an ongoing dispute with certain holders of the Series B Preferred Stock, which is expected to be resolved through binding arbitration at the end of October 2023, such conversion has not been effectuated as of the date hereof. Holders of our Series B Preferred Stock have anti-dilution rights protecting their interests in the Company from the issuance of any additional shares of capital stock for a two year period following conversion of the Series B Preferred Stock calculated at the rate of 20% on a fully diluted basis.

On December 17, 2020, the Company entered into a three-year consulting agreement with Leonard Tucker LLC. Per the terms of the agreement, Leonard Tucker LLC received 2,000,000 shares of Series B Preferred Stock for services provided, which shares of Series B Preferred Stock is to be classified as mezzanine equity until they are fully issued.

Series C Preferred Stock

On February 19, 2021, the Company amended its Articles of Incorporation whereby 2,000,000 shares of preferred stock were designated Series C Convertible Preferred Stock. The holders of the Series C Convertible Preferred Stock are entitled to 100 votes and shall vote together with the holders of common stock. Each share of the Series C Convertible Preferred Stock automatically converted into ten shares of common stock on January 1, 2023; however, such conversion has not been effectuated as of the date hereof.

NOTE 9 – PREFERRED STOCK

The Company is authorized to issue 10,000,000 shares of Preferred Stock at $0.001 par value per share with the following designations.

Series A Redeemable Preferred Stock

On September 21, 2020, the Company created a series of Preferred Stock designating 2,000,000 shares as Series A Redeemable Preferred Stock ranks senior to the Company’s Common Stock upon the liquidation, dissolution or winding up of the Company. The Series A Preferred Stock does not bear a dividend or have voting rights and is not convertible into shares of our Common Stock.

Series B Preferred Stock

On December 14, 2020, the Company designated 2,000,000 shares of its authorized preferred stock as Series B convertible, non-voting preferred Stock. The Series B Preferred Stock does not bear a dividend or have voting rights. The Series B Preferred Stock will automatically be converted on January 1, 2023 into shares of common stock at the rate of 10 shares of Common Stock for each share of Preferred Stock. Holders of our Series B Preferred Stock have anti-dilution rights protecting their interests in the Company from the issuance of any additional shares of capital stock for a two year period following conversion of the Preferred Stock calculated at the rate of 20% on a fully diluted basis.

On December 17, 2020, the Company entered into a three-year consulting agreement with Leonard Tucker LLC. Per the terms of the agreement, Leonard Tucker LLC received 2,000,000 shares of Series B Preferred Stock for services provided. The preferred stock to be issued are classified as mezzanine equity until they are fully issued.

Series C Preferred Stock

On February 19, 2021, the Company amended its Articles of Incorporation whereby 2,000,000 shares of preferred stock were designated Series C Convertible Preferred Stock. The holders of the Series C preferred stock are entitled to 100 votes and shall vote together with the holders of common stock. Each share of the Series C preferred stock is convertible in ten shares of common stock.